March 8, 1996




Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

     RE:  Premier Growth Fund, Inc.
          Registration Statement File No. 33-58282
          CIK No. 897569

Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph
(b) or (c) of this section does not differ from that contained in the most recent amendment to the Fund's Registration Statement, electronically filed with the Securities and Exchange Commission on February 21, 1996.

                                        Very truly yours,





                                        Joseph J. Bertini



JJB:kwm
Enclosures

cc:  Ernst & Young LLP
     Stroock & Stroock & Lavan